INTANGIBLE ASSETS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Reconciliation of intangible assets
Beginning Balance	Rp 7,506
Impairment losses			Rp (277)
Ending Balance	8,302	$ 533	7,506
Fully amortised intangible assets still utilized	9,640		7,910
Goodwill
Reconciliation of intangible assets
Beginning Balance	1,098
Impairment losses			(277)
Ending Balance	1,098		1,098
Software
Reconciliation of intangible assets
Beginning Balance	5,744
Ending Balance	Rp 6,163		Rp 5,744
Software | Minimum
Reconciliation of intangible assets
Remaining amortization periods	1 year	1 year	1 year	1 year
Software | Maximum
Reconciliation of intangible assets
Remaining amortization periods	6 years	6 years	6 years	6 years
License
Reconciliation of intangible assets
Beginning Balance	Rp 49
Ending Balance	468		Rp 49
Other intangible assets
Reconciliation of intangible assets
Beginning Balance	615
Ending Balance	573		615
Gross carrying amount
Reconciliation of intangible assets
Beginning Balance	20,636		17,684
Additions	3,016		3,093
Deductions	(245)		(19)
Reclassifications/translations	(25)		(122)
Ending Balance	23,382		20,636	Rp 17,684
Gross carrying amount | Goodwill
Reconciliation of intangible assets
Beginning Balance	1,492		1,428
Additions			64
Ending Balance	1,492		1,492	1,428
Gross carrying amount | Software
Reconciliation of intangible assets
Beginning Balance	17,458		14,688
Additions	2,527		2,938
Deductions	(175)		(19)
Reclassifications/translations	(31)		(149)
Ending Balance	19,779		17,458	14,688
Gross carrying amount | License
Reconciliation of intangible assets
Beginning Balance	174		94
Additions	440		80
Reclassifications/translations	6
Ending Balance	620		174	94
Gross carrying amount | Other intangible assets
Reconciliation of intangible assets
Beginning Balance	1,512		1,474
Additions	49		11
Deductions	(70)
Reclassifications/translations			27
Ending Balance	1,491		1,512	1,474
Accumulated depreciation and impairment losses
Reconciliation of intangible assets
Beginning Balance	(13,130)		(10,838)
Amortization	(2,180)		(2,002)
Deductions	245		11
Reclassifications/translations	(15)		(24)
Ending Balance	(15,080)		(13,130)	(10,838)
Accumulated depreciation and impairment losses | Goodwill
Reconciliation of intangible assets
Beginning Balance	(394)		(117)
Ending Balance	(394)		(394)	(117)
Accumulated depreciation and impairment losses | Software
Reconciliation of intangible assets
Beginning Balance	(11,714)		(9,863)
Amortization	(2,063)		(1,828)
Deductions	175		11
Reclassifications/translations	(14)		(34)
Ending Balance	(13,616)		(11,714)	(9,863)
Accumulated depreciation and impairment losses | License
Reconciliation of intangible assets
Beginning Balance	(125)		(94)
Amortization	(26)		(31)
Reclassifications/translations	(1)
Ending Balance	(152)		(125)	(94)
Accumulated depreciation and impairment losses | Other intangible assets
Reconciliation of intangible assets
Beginning Balance	(897)		(764)
Amortization	(91)		(143)
Deductions	70
Reclassifications/translations			10
Ending Balance	Rp (918)		(897)	Rp (764)
Allowance for expected credit losses | Contact Centres Australia Pty Ltd
Reconciliation of intangible assets
Goodwill			(37)
Allowance for expected credit losses | SSI
Reconciliation of intangible assets
Goodwill			(179)
Allowance for expected credit losses | Telin Malaysia.
Reconciliation of intangible assets
Goodwill			Rp (61)